BOSTON PARTNERS
                                 FAMILY OF FUNDS


                      BOSTON PARTNERS LARGE CAP VALUE FUND
                       BOSTON PARTNERS MID CAP VALUE FUND
                     BOSTON PARTNERS SMALL CAP VALUE FUND II
                            BOSTON PARTNERS BOND FUND
                     BOSTON PARTNERS LONG/SHORT EQUITY FUND

                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                               Institutional Class

                          Supplement dated May 21, 2001
                      to Prospectus dated December 31, 2000


REVISIONS TO PORTFOLIO MANAGEMENT INFORMATION

                  The following paragraph is added under the caption "Portfolio Managers" on page 27 of the prospectus:

         The investment results for the different strategies at the Adviser are not solely dependent on any one individual. There is a common philosophy and approach that is the backdrop for all of our investment strategies. This philosophy is then executed through a very disciplined investment process managed by the designated portfolio manager for each of the strategies. This manager will be supported, not only by a secondary manager, but by the Adviser's general research staff and, very often, by dedicated analysts to the particular strategy.

                  The paragraph under the caption "BOSTON PARTNERS LARGE CAP VALUE FUND" is revised as follows:

         Mark E. Donovan and Wayne S. Sharp are the primary portfolio managers for the Fund and are both senior portfolio managers of the Adviser. Mr. Donovan is Chairperson of the Adviser's Equity Strategy Committee which oversees the investment activities of the Adviser's $4.1 billion in large cap value institutional equity assets. Prior to joining the Adviser in 1995, Mr. Donovan was a Senior Vice President and Vice Chairman of The Boston Company Asset Management, Inc.'s Equity Policy Committee. Mr. Donovan is a Chartered Financial Analyst ("CFA") and has over 15 years of investment experience. Ms. Sharp is Vice Chairperson of the Adviser's Equity Strategy Committee and has over 21 years of investment experience. Prior to joining the Adviser in April 1995, Ms. Sharp was a Senior Vice President and member of the Equity Policy Committee of The Boston Company Asset Management, Inc. Ms. Sharp is also a CFA. For the fiscal year ended August 31, 2000, the Fund paid .44% (expressed as a percentage of average net assets) to the Adviser for its services.

                  The paragraph under the caption "BOSTON PARTNERS MID CAP VALUE FUND" is revised as follows:

         Wayne J. Archambo is the primary portfolio manager for the Fund and Steven L. Pollack is the secondary manager. Mr. Archambo is a senior portfolio manager of the Adviser and a member of the Adviser's Equity Strategy Committee. Mr. Archambo oversees the investment activities of the Adviser's $1.5 billion in mid-capitalization activities as well as $1.2 billion in small capitalization activities. Prior to joining the Adviser in April 1995, Mr. Archambo was employed by The Boston Company Asset Management, Inc. from 1989 through April 1995 where he was a senior portfolio manager. Mr. Archambo has over 15 years of investment experience and is a CFA. Mr. Pollack is a portfolio manager and a member of the Adviser's Equity Strategy Committee. Mr. Pollack oversees the investment activities of the Adviser's Mid Cap II portfolio and assists in the management of the Adviser's core value product. Prior to joining the Adviser, Mr. Pollack was employed by Hughes Investment Management Co. where he was a portfolio manager responsible for managing a portion of the pension plan and overseeing outside investment managers. Mr. Pollack has over 15 years of investment experience and is also a CFA. For the fiscal year ended August 31, 2000, the Fund paid .68% (expressed as a percentage of average net assets) to the Adviser for its services.

                  The paragraph under the caption "BOSTON PARTNERS SMALL CAP VALUE FUND II" is revised as follows:

         David M Dabora is the primary  portfolio manager for the Fund and Wayne
J. Archambo is the secondary manager. Mr. Dabora is a senior portfolio manager of the Adviser. Mr. Dabora also oversees the investment activities of the Adviser's $5 million Small Capitalization II investment activities. Prior to taking on day to day responsibilities for the Small Cap Value Fund II, Mr. Dabora was an assistant portfolio manager/analyst of the premium equity product of the Adviser, an all-cap value institutional product. Before joining the Adviser in April 1995, Mr. Dabora had been employed by The Boston Company Asset Management, Inc. since 1991 as a senior equity analyst. Mr. Dabora has over 11 years of investment experience and is a CFA. See "BOSTON PARTNERS MID CAP VALUE FUND" for information about Mr. Archambo. For the fiscal year ended August 31, 2000, the Fund paid 0% (expressed as a percentage of average net assets) to the Adviser for its services.

                  The paragraph under the caption "BOSTON PARTNERS BOND FUND" is revised as follows:

         The Adviser's Fixed Income Team has primary responsibility for the day-to-day management of the Fund. For the fiscal year ended August 31, 2000, the Fund paid 0% (expressed as a percentage of average net assets) to the Adviser for its services.

                  The paragraph under the caption "BOSTON PARTNERS LONG/SHORT EQUITY FUND" is revised as follows:

         Edmund D. Kellogg is the primary portfolio manager for the Fund and Harry J. Rosenbluth is the secondary manager. Mr. Kellogg is a senior portfolio manager employed by the Adviser. Mr. Kellogg is a portfolio manager for a similar limited partnership private investment fund of the Adviser. Before joining the Adviser in 1996, Mr. Kellogg was employed by The Keystone Group since 1991, where he was a portfolio manager and analyst managing institutional separate accounts. Mr. Kellogg has over 21 years of investment experience and is a CFA. Mr. Rosenbluth is a senior portfolio manager of the Adviser and a member of the Adviser's Equity Strategy Committee. Mr. Rosenbluth oversees the investment activities of the premium equity product of the Adviser, an all-cap institutional product. Prior to joining the Adviser, Mr. Rosenbluth spent 14 years with The Boston Company Asset Management, Inc. as Senior Vice President and a portfolio manager. Mr. Rosenbluth was also a member of the Equity Policy Group of The Boston Company Asset Management, Inc. Before that, Mr. Rosenbluth was a consultant for Arthur Andersen & Company. Mr. Rosenbluth has a total of 19 years of investment experience and is a CFA . For the year ended August 31, 2000, the Boston Partners Long/Short Equity Fund paid 0% (expressed as a percentage of average net assets) to the Adviser for its services.

CHANGE IN REDEMPTION FEE FOR THE BOSTON PARTNERS LONG/SHORT EQUITY FUND

                  In the Expenses and Fees table on page 25 of the prospectus, the "Redemption Fee" is changed from 1.00% to 2.00% and footnote (1) is revised as follows:

     (1) To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. Shares purchased prior to May 21, 2001 and held for less than one year, are subject to a transaction fee upon redemption of 1.00% of the net asset value of all such shares redeemed.

                  In  the  Financial   Highlights   table  on  page  26  of  the
prospectus, footnote (5) is revised as follows:

     (5) Redemption fee is not reflected in total return calculations.

                                 BOSTON PARTNERS
                                 FAMILY OF FUNDS


                      BOSTON PARTNERS LARGE CAP VALUE FUND
                       BOSTON PARTNERS MID CAP VALUE FUND
                     BOSTON PARTNERS SMALL CAP VALUE FUND II
                            BOSTON PARTNERS BOND FUND
                     BOSTON PARTNERS LONG/SHORT EQUITY FUND

                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                                 Investor Class

                          Supplement dated May 21, 2001
                      to Prospectus dated December 31, 2000


REVISIONS TO PORTFOLIO MANAGEMENT INFORMATION

                  The following paragraph is added under the caption "Portfolio Managers" on page 27 of the prospectus:

         The investment results for the different strategies at the Adviser are not solely dependent on any one individual. There is a common philosophy and approach that is the backdrop for all of our investment strategies. This philosophy is then executed through a very disciplined investment process managed by the designated portfolio manager for each of the strategies. This manager will be supported, not only by a secondary manager, but by the Adviser's general research staff and, very often, by dedicated analysts to the particular strategy.

                  The paragraph under the caption "BOSTON PARTNERS LARGE CAP VALUE FUND" is revised as follows:

         Mark E. Donovan and Wayne S. Sharp are the primary portfolio managers for the Fund and are both senior portfolio managers of the Adviser. Mr. Donovan is Chairperson of the Adviser's Equity Strategy Committee which oversees the investment activities of the Adviser's $4.1 billion in large cap value institutional equity assets. Prior to joining the Adviser in 1995, Mr. Donovan was a Senior Vice President and Vice Chairman of The Boston Company Asset Management, Inc.'s Equity Policy Committee. Mr. Donovan is a Chartered Financial Analyst ("CFA") and has over 15 years of investment experience. Ms. Sharp is Vice Chairperson of the Adviser's Equity Strategy Committee and has over 21 years of investment experience. Prior to joining the Adviser in April 1995, Ms. Sharp was a Senior Vice President and member of the Equity Policy Committee of The Boston Company Asset Management, Inc. Ms. Sharp is also a CFA. For the fiscal year ended August 31, 2000, the Fund paid .44% (expressed as a percentage of average net assets) to the Adviser for its services.

                  The paragraph under the caption "BOSTON PARTNERS MID CAP VALUE FUND" is revised as follows:

         Wayne J. Archambo is the primary portfolio manager for the Fund and Steven L. Pollack is the secondary manager. Mr. Archambo is a senior portfolio manager of the Adviser and a member of the Adviser's Equity Strategy Committee. Mr. Archambo oversees the investment activities of the Adviser's $1.5 billion in mid-capitalization activities as well as $1.2 billion in small capitalization activities. Prior to joining the Adviser in April 1995, Mr. Archambo was employed by The Boston Company Asset Management, Inc. from 1989 through April 1995 where he was a senior portfolio manager. Mr. Archambo has over 15 years of investment experience and is a CFA. Mr. Pollack is a portfolio manager and a member of the Adviser's Equity Strategy Committee. Mr. Pollack oversees the investment activities of the Adviser's Mid Cap II portfolio and assists in the management of the Adviser's core value product. Prior to joining the Adviser, Mr. Pollack was employed by Hughes Investment Management Co. where he was a portfolio manager responsible for managing a portion of the pension plan and overseeing outside investment managers. Mr. Pollack has over 15 years of investment experience and is also a CFA. For the fiscal year ended August 31, 2000, the Fund paid .68% (expressed as a percentage of average net assets) to the Adviser for its services.

                  The paragraph under the caption "BOSTON PARTNERS SMALL CAP VALUE FUND II" is revised as follows:

         David M Dabora is the primary  portfolio manager for the Fund and Wayne
J. Archambo is the secondary manager. Mr. Dabora is a senior portfolio manager of the Adviser. Mr. Dabora also oversees the investment activities of the Adviser's $5 million Small Capitalization II investment activities. Prior to taking on day to day responsibilities for the Small Cap Value Fund II, Mr. Dabora was an assistant portfolio manager/analyst of the premium equity product of the Adviser, an all-cap value institutional product. Before joining the Adviser in April 1995, Mr. Dabora had been employed by The Boston Company Asset Management, Inc. since 1991 as a senior equity analyst. Mr. Dabora has over 11 years of investment experience and is a CFA. See "BOSTON PARTNERS MID CAP VALUE FUND" for information about Mr. Archambo. For the fiscal year ended August 31, 2000, the Fund paid 0% (expressed as a percentage of average net assets) to the Adviser for its services.

                  The paragraph under the caption "BOSTON PARTNERS BOND FUND" is revised as follows:

         The Adviser's Fixed Income Team has primary responsibility for the day-to-day management of the Fund. For the fiscal year ended August 31, 2000, the Fund paid 0% (expressed as a percentage of average net assets) to the Adviser for its services.

                  The paragraph under the caption "BOSTON PARTNERS LONG/SHORT EQUITY FUND" is revised as follows:

         Edmund D. Kellogg is the primary portfolio manager for the Fund and Harry J. Rosenbluth is the secondary manager. Mr. Kellogg is a senior portfolio manager employed by the Adviser. Mr. Kellogg is a portfolio manager for a similar limited partnership private investment fund of the Adviser. Before joining the Adviser in 1996, Mr. Kellogg was employed by The Keystone Group since 1991, where he was a portfolio manager and analyst managing institutional separate accounts. Mr. Kellogg has over 21 years of investment experience and is a CFA. Mr. Rosenbluth is a senior portfolio manager of the Adviser and a member of the Adviser's Equity Strategy Committee. Mr. Rosenbluth oversees the investment activities of the premium equity product of the Adviser, an all-cap institutional product. Prior to joining the Adviser, Mr. Rosenbluth spent 14 years with The Boston Company Asset Management, Inc. as Senior Vice President and a portfolio manager. Mr. Rosenbluth was also a member of the Equity Policy Group of The Boston Company Asset Management, Inc. Before that, Mr. Rosenbluth was a consultant for Arthur Andersen & Company. Mr. Rosenbluth has a total of 19 years of investment experience and is a CFA . For the year ended August 31, 2000, the Boston Partners Long/Short Equity Fund paid 0% (expressed as a percentage of average net assets) to the Adviser for its services.

CHANGE IN REDEMPTION FEE FOR THE BOSTON PARTNERS LONG/SHORT EQUITY FUND

                  In the Expenses and Fees table on page 25 of the prospectus, the "Redemption Fee" is changed from 1.00% to 2.00% and footnote (1) is revised as follows:

     (1) To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. Shares purchased prior to May 21, 2001 and held for less than one year, are subject to a transaction fee upon redemption of 1.00% of the net asset value of all such shares redeemed.

                  In  the  Financial   Highlights   table  on  page  26  of  the
prospectus, footnote (5) is revised as follows:

     (5) Redemption fee is not reflected in total return calculations.